FINANCIAL INFORMATION OF PARENT COMPANY - Schedule of Parent Company Statements of Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss) income	$ 6,448	$ (33,904)	$ (93,419)
Share-based compensation	186	161	45
Bad debt provisions	412	7,184	11,912
CHANGES IN WORKING CAPITAL ACCOUNTS
Other current assets	(606)	(2,462)	4,541
Accrued expenses and other current liabilities	141	(134)	(3,693)
Amount due from subsidiaries	1	(10)	934
CASH FLOWS FROM FINANCING ACTIVITIES
Cash, cash equivalents and restricted cash, at beginning of year	958	15,536
Cash, cash equivalents and restricted cash, at end of year	283	958	15,536
SUPPLEMENTAL DISCLOSURE OF NON-CASH ACTIVITIES:
Share issuance for purchase of property and equipment	2,531	0	0
Parent Company [Member] | Reportable Legal Entities [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss) income	7,527	(31,477)	(90,097)
Investment income (loss) in subsidiaries	(7,809)	30,482	88,779
Share-based compensation	186	161	45
Bad debt provisions	0	286	0
CHANGES IN WORKING CAPITAL ACCOUNTS
Other current assets		1,501	24
Accrued expenses and other current liabilities	96	695	1,518
Amount due from subsidiaries		(1,651)	(353)
Net cash used in operating activities		(3)	(84)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from exercises of stock options	0	0	0
Net cash provided by financing activities	0	0	0
Net decrease in cash, cash equivalents and restricted cash		(3)	(84)
Cash, cash equivalents and restricted cash, at beginning of year	2	5	89
Cash, cash equivalents and restricted cash, at end of year	2	$ 2	$ 5
SUPPLEMENTAL DISCLOSURE OF NON-CASH ACTIVITIES:
Share issuance for purchase of property and equipment	$ 2,531